INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 28, 2023 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 16, 2022,

AS PREVIOUSLY SUPPLEMENTED

Effective August 28, 2023, Invesco Equal Weight 0-30 Year Treasury ETF (formerly, Invesco 1-30 Laddered Treasury ETF) (GOVI) is no longer included in the Statement of Additional Information.

Please Retain This Supplement For Future Reference.

GOVI-SAI-SUP-082823